SUMMARY OF STOCK OPTION (Details) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	[1]	7,404	3,600
Weighted Average Exercise Price, Outstanding, Beginning	[1]	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term, Outstanding, Ending		9 years 10 days	9 years 3 months	9 years 9 months
Number of options, Granted	[1]	3,750	5,204
Weighted Average Exercise Price, Granted	[1]	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term, Granted		10 years	10 years
Number of options, Forfeited	[1]
Weighted Average Exercise Price, Forfeited	[1]
Number of options, Exercised	[1]	(2,244)	(1,400)
Weighted Average Exercise Price, Exercised	[1]	$ 0.10	$ 0.10
Number of options, Outstanding, Ending	[1]	8,910	7,404	3,600
Weighted Average Exercise Price, Outstanding, Ending	[1]	$ 0.10	$ 0.10	$ 0.10
Number of options, Exercisable	[1]	5,785
Weighted Average Exercise Price, Exercisable	[1]	$ 0.10
Weighted Average Remaining Contractual Term, Exercisable		8 years 6 months 3 days

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)